Income Tax (Details 3) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Tax [Line Items]
Balance at January 1	$ 3,762,709	$ 3,852,443	$ 3,314,909
Recognized in profit and loss	(91,869)	(627,090)	382,904
Acquired or/ Recognized directly in equity	(7,346)	537,356	154,630
Balance at December 31	3,663,494	3,762,709	3,852,443
Accounts payables [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(1,187,175)	(965,507)	(1,093,909)
Recognized in profit and loss	(323,784)	(223,640)	134,658
Acquired or/ Recognized directly in equity	(54)	1,972	(6,256)
Balance at December 31	(1,511,013)	(1,187,175)	(965,507)
Employee benefits [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(45,519)	(42,221)	(32,572)
Recognized in profit and loss	(1,317)	1,915	(14,115)
Acquired or/ Recognized directly in equity	(6,562)	(5,213)	4,466
Balance at December 31	(53,398)	(45,519)	(42,221)
PTU payable [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(12,917)	(12,700)	(9,516)
Recognized in profit and loss	(7,619)	(217)	(3,184)
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	(20,536)	(12,917)	(12,700)
Tax loss carryforwards [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(22,013)	(3,436)	(11,317)
Recognized in profit and loss	(37,004)	(18,577)	7,881
Acquired or/ Recognized directly in equity	(866)	0	0
Balance at December 31	(59,883)	(22,013)	(3,436)
Other provision [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(61,045)	(25,803)	(6,846)
Recognized in profit and loss	(17,240)	(35,577)	(18,200)
Acquired or/ Recognized directly in equity	55	335	(757)
Balance at December 31	(78,230)	(61,045)	(25,803)
Goodwill [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	(7,562)	(19,846)	(22,326)
Recognized in profit and loss	3,604	10,895	6,272
Acquired or/ Recognized directly in equity	79	1,389	(3,792)
Balance at December 31	(3,879)	(7,562)	(19,846)
Inventories [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	1,601,498	1,612,890	1,400,793
Recognized in profit and loss	37,319	(82,523)	167,441
Acquired or/ Recognized directly in equity	339	71,131	44,656
Balance at December 31	1,639,156	1,601,498	1,612,890
Accounts receivables [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	421,191	438,146	382,182
Recognized in profit and loss	(54,366)	(16,955)	55,964
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	366,825	421,191	438,146
Property, plant and equipments [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	2,428,417	2,566,084	2,356,019
Recognized in profit and loss	74,819	(351,511)	93,752
Acquired or/ Recognized directly in equity	(13)	213,844	116,313
Balance at December 31	2,503,223	2,428,417	2,566,084
Prepaid expenses [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	393,936	303,010	353,260
Recognized in profit and loss	253,544	90,926	(50,250)
Acquired or/ Recognized directly in equity	0	0	0
Balance at December 31	647,480	393,936	303,010
Derivative financial instruments [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	0	1,826	(859)
Recognized in profit and loss		(1,826)	2,685
Acquired or/ Recognized directly in equity		0	0
Balance at December 31		0	1,826
Intangible assets [Member]
Disclosure of Income Tax [Line Items]
Balance at January 1	253,898	0
Recognized in profit and loss	(19,825)	0
Acquired or/ Recognized directly in equity	(324)	253,898
Balance at December 31	$ 233,749	$ 253,898	$ 0